CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Convertible note payable, gross	$ 633,167	$ 1,065,000
Less unamortized discount	(202,048)	(111,781)
Net balance	431,119	953,219
Less current portion	(431,119)	(953,219)
Convertible note payable, net	0	0
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	295,000	600,000
Convertible Notes Payable One [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	55,000	55,000
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	0	50,000
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	50,000	60,000
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	125,000	125,000
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	33,167	100,000
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	$ 75,000	$ 75,000